STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		175 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2010 Restated Amount	Dec. 31, 2010 Restated Amount
Investment Income							$ 170,753
Other Income						12,640	12,640
Revenue						12,640	183,393
Cost of Revenue
Gross profit (loss)
Operating expenses:
Research and development	111,832		111,832		303,000	257,350	2,843,406
Depreciation and Amortization					3,534	6,048	85,117
Transaction (See Note 3)							3,309,515
General and administrative expenses	996,767	(24,937)	1,823,702	205,904	1,993,905	2,109,556	19,237,274
Total operating expenses	1,108,599	(24,937)	1,935,534	205,904	2,300,439	2,372,954	25,475,312
Gain/Loss from operations	(1,108,599)	24,937	(1,935,534)	(205,904)	(2,300,439)	(2,360,314)	(25,291,919)
Non-operating income (expense):
Interest income	9		9				17,276
Interest expense						166,671	285,112
Interest expense and late fees	(112,292)		(190,828)
Gain on disposal of assets							794
Gain on extinguishment of debt					(163,312)		(152,914)
Embedded Derivative Expense / Adjustments to fair value of derivatives	22,279		44,214			(48,299)	(48,299)
Total non-operating income (expense)	(90,003)		(146,604)
Net loss before minority interest/Gain/Loss before income tax	(1,198,603)	24,937	(2,082,138)	(205,904)	(2,463,751)	(2,575,284)	(25,760,173)
Minority Interest in Subsidiary Loss							(183,422)
Income tax
Net loss from operations/Net gain/ loss	$ (1,198,603)	$ 24,937	$ (2,082,138)	$ (205,904)	$ (2,463,751)	$ (2,575,284)	$ (25,576,751)
Weighted average shares outstanding :
Weighted average shares outstanding / Basic and diluted	46,488,784	36,063,891	46,488,784	36,063,891	31,848,172	36,762,006	36,805,472
Loss per share:
Net loss per share / Basic and diluted	$ (0.03)	$ 0.00	$ (0.04)	$ (0.01)	$ (0.08)	$ (0.07)	$ (0.69)